Global Atlantic Moderate Managed Risk Portfolio

(formerly Global Atlantic Moderate Growth Managed Risk Portfolio)

Portfolio of Investments (Unaudited)

September 30, 2025

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.7%
Debt Funds - 30.6%
iShares 10+ Year Investment Grade Corporate Bond ETF	25,122	$1,294,788
iShares 10-20 Year Treasury Bond ETF	36,996	3,810,218
iShares 1-3 Year Treasury Bond ETF	22,684	1,881,865
iShares 1-5 Year Investment Grade Corporate Bond ETF	30,966	1,642,127
iShares 20+ Year Treasury Bond ETF	11,194	1,000,408
iShares 3-7 Year Treasury Bond ETF	16,492	1,970,959
iShares 5-10 Year Investment Grade Corporate Bond ETF	23,696	1,281,717
iShares 7-10 Year Treasury Bond ETF	5,464	527,057
iShares Core Total USD Bond Market ETF	91,675	4,282,139
iShares Core U.S. Aggregate Bond ETF	41,243	4,134,611
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,195	589,702
iShares MBS ETF	30,961	2,945,939
Total Debt Funds		25,361,530
Equity Funds - 65.1%
iShares Core MSCI EAFE ETF	44,330	3,870,452
iShares Core MSCI Emerging Markets ETF	23,344	1,538,836
iShares Core S&P 500 ETF(a)	32,513	21,760,951
iShares Core S&P Mid-Cap ETF	61,250	3,997,175
iShares Core S&P Small-Cap ETF	16,887	2,006,682
iShares MSCI EAFE Value ETF	29,301	1,987,487
iShares MSCI USA Momentum Factor ETF	4,154	1,065,293
iShares MSCI USA Quality Factor ETF	14,624	2,844,368
iShares S&P 100 ETF	7,288	2,425,738
iShares S&P 500 Growth ETF	26,083	3,148,740
iShares S&P 500 Value ETF	12,144	2,507,857
iShares U.S. Equity Factor Rotation Active Capitalize ETF	60,918	3,606,346
iShares U.S. Technology ETF	16,667	3,264,399
Total Equity Funds		54,024,324
Total Exchange Traded Funds
(Cost - $54,702,945)		79,385,854
Short-Term Investments - 4.4%
Money Market Funds - 4.4%
Dreyfus Government Cash Management, 4.04%(b)	2,818,477	2,818,477
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.04%(b)	816,164	816,164
Total Short-Term Investments (Cost - $3,634,641)		3,634,641

Fair Value

Total Investments - 100.1%
(Cost - $58,337,586)	$83,020,495
Other Assets Less Liabilities - Net (0.1)%	(57,618)
Total Net Assets - 100.0%	$82,962,877

(a)	The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
(b)	The rate shown is the annualized seven-day yield at period end.